Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 27, 2021	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Income Statement [Abstract]
Net sales	$ 193,041	$ 125,296	$ 353,373	$ 232,453
Cost of goods sold	111,841	70,468	206,494	134,292
Gross profit	81,200	54,828	146,879	98,161
Selling, general, and administrative	26,190	16,294	50,202	31,487
Research and development costs	7,065	5,595	13,034	11,216
Amortization of intangibles	3,502	2,701	6,838	5,400
Acquisition and restructuring costs	2,676	3,118	21,509	4,532
Related party acquisition and management fee costs	1,658	880	2,539	1,771
Other expense (income)	47	(109)	(86)	(268)
Total operating expenses	41,138	28,479	94,036	54,138
Operating income	40,062	26,349	52,843	44,023
Interest expense	11,174	11,013	21,245	22,518
Income before income taxes	28,888	15,336	31,598	21,505
Income tax expense	5,790	2,827	10,556	4,144
Net income	23,098	12,509	21,042	17,361
Comprehensive income:
Foreign currency translation adjustment	35		19
Total comprehensive income	$ 23,133	$ 12,509	$ 21,061	$ 17,361